UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1:	Schedule of Investments

October 31, 2004
Vanguard Inflation-Protected Securities Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
U.S. GOVERNMENT SECURITIES (99.4%)

U.S. Treasury Inflation-Indexed Bond	2.00%	1/15/2014	$591,250	$628,640
U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/2028	514,225	765,531
U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/2029	349,250	534,435
U.S. Treasury Inflation-Indexed Bond	3.375%	4/15/2032	71,100	96,461
U.S. Treasury Inflation-Indexed Note	3.375%	1/15/2007	494,425	633,868
U.S. Treasury Inflation-Indexed Note	3.625%	1/15/2008	340,500	440,462
U.S. Treasury Inflation-Indexed Note	3.875%	1/15/2009	150,025	196,701
U.S. Treasury Inflation-Indexed Note	4.25%	1/15/2010	76,950	101,608
U.S. Treasury Inflation-Indexed Note	0.875%	4/15/2010	560,000	558,852
U.S. Treasury Inflation-Indexed Note	3.50%	1/15/2011	677,425	844,072
U.S. Treasury Inflation-Indexed Note	3.00%	7/15/2012	884,950	1,044,467
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	575,950	611,707
U.S. Treasury Inflation-Indexed Note	2.00%	7/15/2014	158,775	165,157
U.S. Treasury Inflation-Indexed Note	2.375%	1/15/2025	448,350	470,879

TOTAL U.S. GOVERNMENT SECURITIES
(Cost $6,743,342)				7,092,840

TEMPORARY CASH INVESTMENT (2.2%)			Shares

Vanguard Market Liquidity Fund, 1.77% *
(Cost $156,832)			156,831,738	156,832

TOTAL INVESTMENTS (101.6%)
(Cost $6,900,174)				7,249,672

OTHER ASSETS AND LIABILITIES-NET (-1.6%)				(110,862)

NET ASSETS (100%)				$7,138,810

* Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2004, the cost of investment securities for tax purposes was $6,900,174,000. Net unrealized appreciation of investment securities for tax purposes was $349,498,000 consisting entirely of unrealized gains of $349,498,000 on securities that had risen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.